Satellites, Property and Other Equipment	6 Months Ended
Jun. 30, 2025
Satellites, Property and Other Equipment [Abstract]
SATELLITES, PROPERTY AND OTHER EQUIPMENT

9. SATELLITES, PROPERTY AND OTHER EQUIPMENT

For the six months ended June 30, 2025, the Company had additions of $384.8 million (six months ended June 30, 2024 — $332.1 million) primarily related to acquisitions associated with the LEO program.